Capital Management and Risk Policies - Summary of key macroeconomic variables (Detail)	12 Months Ended
Dec. 31, 2023
QI - 2023 | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(6.40%)
Unemployment Rate	13.90%
Real Salary	(17.70%)
Badlar rate	87.40%
Consumer Price Index (CPI)	372.90%
QI - 2023 | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(6.10%)
Unemployment Rate	8.10%
Real Salary	(15.60%)
Badlar rate	80.30%
Consumer Price Index (CPI)	359.10%
QI - 2023 | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(7.30%)
Unemployment Rate	28.50%
Real Salary	(20.10%)
Badlar rate	117.00%
Consumer Price Index (CPI)	445.60%
QII - 2023 | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(3.20%)
Unemployment Rate	28.70%
Real Salary	(15.70%)
Badlar rate	(8.10%)
Consumer Price Index (CPI)	385.60%
QII - 2023 | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(2.60%)
Unemployment Rate	22.30%
Real Salary	(26.30%)
Badlar rate	(13.50%)
Consumer Price Index (CPI)	356.00%
QII - 2023 | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(5.10%)
Unemployment Rate	44.70%
Real Salary	(21.50%)
Badlar rate	29.80%
Consumer Price Index (CPI)	558.60%
QIII - 2023 | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(4.00%)
Unemployment Rate	13.20%
Real Salary	(14.60%)
Badlar rate	(56.00%)
Consumer Price Index (CPI)	307.50%
QIII - 2023 | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(3.10%)
Unemployment Rate	7.30%
Real Salary	(7.40%)
Badlar rate	(60.40%)
Consumer Price Index (CPI)	269.60%
QIII - 2023 | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(6.80%)
Unemployment Rate	27.90%
Real Salary	(23.70%)
Badlar rate	(5.50%)
Consumer Price Index (CPI)	553.70%
QIV - 2023 | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	1.90%
Unemployment Rate	2.70%
Real Salary	(7.30%)
Badlar rate	(67.50%)
Consumer Price Index (CPI)	194.30%
QIV - 2023 | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	3.10%
Unemployment Rate	(2.70%)
Real Salary	3.50%
Badlar rate	(71.40%)
Consumer Price Index (CPI)	157.70%
QIV - 2023 | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(2.10%)
Unemployment Rate	16.40%
Real Salary	(20.60%)
Badlar rate	(16.80%)
Consumer Price Index (CPI)	459.30%